Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Components of Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2017	2016
Computer equipment	$978,040	$1,016,973
Leasehold improvements	213,166	206,195
Furniture, fixtures and other	56,324	52,372

	1,247,530	1,275,540
Less accumulated depreciation	(891,845)	(943,812)

	$355,685	$331,728